Legal and regulatory matters	9 Months Ended
Jul. 31, 2022
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Legal and regulatory matters

Note 12 Legal and regulatory matters
We are a large global institution that is subject to many different complex legal and regulatory requirements that continue to evolve. We are and have been subject to a variety of legal proceedings, including civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. Some of these matters may involve novel legal theories and interpretations and may be advanced under criminal as well as civil statutes, and some proceedings could result in the imposition of civil, regulatory enforcement or criminal penalties. We review the status of all proceedings on an ongoing basis and will exercise judgment in resolving them in such manner as we believe to be in our best interest. This is an area of significant judgment and uncertainty and the extent of our financial and other exposure to these proceedings after taking into account current accruals could be material to our results of operations in any particular period.
Our significant legal proceeding and regulatory matters are described in Note 24 of our audited 2021 Annual Consolidated Financial Statements and as updated below.
London Interbank Offered Rate litigation (LIBOR)
In respect of the consolidated class action in New York, on December 30, 2021, the United States Court of Appeals for the Second Circuit issued an opinion affirming in part and reversing in part certain district court rulings that had dismissed a substantial portion of the consolidated class action on jurisdictional grounds and lack of standing. The Second Circuit remanded the matter to the district court for further proceedings consistent with its decision. Based on the facts currently known, it is not possible at this time for us to predict the ultimate outcome of these proceedings or the timing of their resolution.
In respect of the New York class action relating to the setting of LIBOR after its administration was taken over by the Intercontinental Exchange, following the withdrawal of the named plaintiffs and the substitution of the plaintiff in 2021, the United States Court of Appeals for the Second Circuit dismissed the plaintiff’s appeal on February 14, 2022 for lack of jurisdiction.
Interchange fees litigation
The courts in all five provinces have approved the global settlement of the Canadian banks, including RBC, and this resolves all pending Canadian class actions involving interchange fees.
Royal Bank of Canada Trust Company (Bahamas) Limited proceedings
The November 3, 2020 opinion issued by the Solicitor of Labor of the U.S. Department of Labor has been withdrawn. The October 28, 2016 exemption granted to Royal Bank of Canada and its current and future affiliates by the U.S. Department of Labor remains unaffected.